Expenses By Nature (Tables)	9 Months Ended
Sep. 30, 2020
Expenses By Nature Abstract
Schedule of Cost of Sales
(a)	Cost of sales consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Direct mining and milling costs (1)	5,125	5,843	13,904	16,864
Changes in inventories (2)	750	(53)	(144)	335
Depletion and amortization	1,269	1,140	3,204	3,458
Toll milling costs	-	260	234	260
Cost of sales	7,144	7,190	17,198	20,917

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

Schedule of Administrative Expenses
(b)	Administrative expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Office and overhead costs	770	495	1,790	1,397
Salaries and wages	308	386	1,377	1,037
Administrative expenses	1,078	881	3,167	2,434

Schedule of Other Expenses
(c)	Other expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Unrealized loss (gain) on marketable securities (Note 4)	236	24	(1,244)	(62)
Unrealized loss (gain) on purchase warrants (Note 4)	40	-	(163)	-
(Gain) loss on disposal of assets (Note 7)	-	-	188	(19)
Unrealized foreign exchange loss	444	64	2,575	20
Realized foreign exchange loss (gain)	(2)	-	8	-
Provisions	-	-	-	600
Interest income	(10)	(14)	(41)	(37)
Shares issued at a discount to settle payables	122	-	196	-
Spare parts obsolescence provision	-	(3)	-	(15)
Other	(86)	129	(84)	(48)
Other expenses, net	744	200	1,435	439